Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Share Capital [member]	Reserves [member]	Accumulated Other Comprehensive Income (loss)	Retained earnings [member]	Attributable to shareholder's of NexGen Energy Ltd [member]	Non-controlling Interests [member]
Beginning balance at Dec. 31, 2020	$ 119,252	$ 255,953	$ 54,939	$ (4,339)	$ (212,302)	$ 94,251	$ 25,001
Beginning balance, shares at Dec. 31, 2020		381,830,205
Statement [LineItems]
Shares issued on exercise of stock options (Note 11)	25,962	$ 43,084	(17,122)			25,962
Shares issued on exercise of stock options (Note 11) shares		10,020,001
Shares issued for convertible debenture interest payments	1,289	$ 1,289				1,289
Shares issued for convertible debenture interest payments, shares		254,692
Share-based payments	36,646		31,346			31,346	5,300
Ownership changes relating to non-controlling interests	5,208				2,425	2,425	2,783
Net loss for the period	(126,948)				(119,087)	(119,087)	(7,861)
Other comprehensive loss	4,735			2,218		2,218	2,517
Shares issued on converted debentures (Note 9)	230,301	$ 230,301				230,301
Shares issued on converted debentures (Note 9), shares		48,083,335
Shares issued on bought-deal financing, net of share issue costs (Note 11)	163,290	$ 163,290				163,290
Shares issued on bought-deal financing, net of share issue costs (Note 11), shares		38,410,000
Shares issued on ASX, net of share issue costs (Note 11)	1,039	$ 1,039				1,039
Shares issued on ASX, net of share issue costs (Note 11), shares		400,000
Shares issued for the Rook 1 property development (Note 11)	574	$ 900	(326)			574
Shares issued for the Rook 1 property development (Note 11), shares		200,000
Reclass accumulated other comprehensive income related to converted debentures (Note 8)				4,016	(4,016)
Ending balance at Dec. 31, 2021	461,348	$ 695,856	68,837	1,895	(332,980)	433,608	27,740
Ending balance, shares at Dec. 31, 2021		479,198,233
Statement [LineItems]
Shares issued on exercise of stock options (Note 11)	$ 10,001	$ 16,261	(6,260)			10,001
Shares issued on exercise of stock options (Note 11) shares	3,247,332	3,247,332
Shares issued for convertible debenture interest payments	$ 486	$ 486				486
Shares issued for convertible debenture interest payments, shares		84,580
Share-based payments	41,510		32,103			32,103	9,407
Ownership changes relating to non-controlling interests	5,270				(300)	(300)	5,570
Net loss for the period	(60,268)				(56,587)	(56,587)	(3,681)
Other comprehensive loss	(2,930)			(1,435)		(1,435)	(1,495)
Ending balance at Dec. 31, 2022	$ 455,417	$ 712,603	$ 94,680	$ 460	$ (389,867)	$ 417,876	$ 37,541
Ending balance, shares at Dec. 31, 2022		482,530,145